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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st MARCH, 1999.

If amended report check here: |_|

SKANDIA ASSET MANAGEMENT (NEW YORK), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


ONE EXCHANGE PLACE                     NEW YORK           NY       10006-3008
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


JANET L. EARLY      212-422-3119        VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 31st day of MARCH, 1999.

                                                  JANET L. EARLY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           65

Form 13F Information Table Value Total:    2,823,539

                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 3/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number         (x$1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
ALBERTSONS INC                         COMMON           013104104          5373              98700 SH
AMERICA ONLINE INC DEL                 COMMON           02364J104          6321              43000 SH
AMERICAN HOME PRODS CORP               COMMON           026609107          5259              80600 SH
AMERICAN INTL GROUP INC                COMMON           026874107         90836             753047 SH
ANADARKO PETE CORP                     COMMON           032511107         45881            1215394 SH
APOLLO GROUP INC                       CL A             037604105         27373             916250 SH
AUTODESK INC                           COMMON           052769106          2903              71800 SH
AUTOMATIC DATA PROCESSIN               COMMON           053015103         48590            1174378 SH
BARNES & NOBLE INC                     COMMON           067774109         41940            1305525 SH
BED BATH & BEYOND INC                  COMMON           075896100         93055            2549450 SH
BLYTH INDS INC                         COMMON           09643P108         11462             485150 SH
CARDINAL HEALTH INC                    COMMON           14149Y108         19848             300725 SH
CARNIVAL CORP                          COMMON           143658102         31159             641625 SH
CISCO SYS INC                          COMMON           17275R102        237004            2163187 SH
CITIGROUP INC                          COMMON           172967101        115861            1813875 SH
COMPAQ COMPUTER CORP                   COMMON           204493100          7057             222700 SH
COMPUTER SCIENCES CORP                 COMMON           205363104          1142              20700 SH
COMPUWARE CORP                         COMMON           205638109          2230              93400 SH
DELL COMPUTER CORP                     COMMON           247025109         14752             360900 SH
E M C CORP MASS                        COMMON           268648102         10386              81300 SH
ELECTRONIC DATA SYSTEM                 COMMON           285661104          3155              64800 SH
ENRON OIL & GAS CO                     COMMON           293562104         16791            1009975 SH
EQUIFAX INC                            COMMON           294429105         44082            1282375 SH
FANNIE MAE                             COMMON           313586109        102519            1480425 SH
FIFTH THIRD BANCORP                    COMMON           316773100         51633             783062 SH
GATEWAY 2000 INC                       COMMON           367833100          4923              71800 SH
GENERAL ELEC CO                        COMMON           369604103        107785             974325 SH


                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 3/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number         (x$1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
GENERAL INSTR CORP DEL                 COMMON           370120107           788              26000 SH
GUIDANT CORP                           COMMON           401698105         78399            1295850 SH
HEALTHSOUTH CORP                       COMMON           421924101         28135            2711775 SH
HEALTH MGMT ASSOC INC NE               CL A             421933102          7091             581825 SH
HEWLETT PACKARD CO                     COMMON           428236103          8829             130200 SH
HOME DEPOT INC                         COMMON           437076102        102125            1640557 SH
INTEL CORP                             COMMON           458140100        146716            1234200 SH
INTERNATIONAL BUS MACH                 COMMON           459200101         20224             114100 SH
KOHLS CORP                             COMMON           500255104         53938             761025 SH
KROGER CO                              COMMON           501044101          5413              90400 SH
LUCENT TECHNOLOGIES INC                COMMON           549463107         19505             180600 SH
MCI WORLDCOM INC                       COMMON           55268B106        144902            1636150 SH
MAXIM INTEGRATED PRODS I               COMMON           57772K101         79848            1475250 SH
MCKESSON HBOC INC                      COMMON           58155Q103         52105             789468 SH
MEDIAONE GROUP INC                     COMMON           58440J104          5310              83700 SH
MICROSOFT CORP                         COMMON           594918104        138260            1542650 SH
MOTOROLA INC                           COMMON           620076109          5706              77900 SH
NORTHERN TELECOM LTD                   COMMON           665815106         99383            1599725 SH
ORACLE CORP                            COMMON           68389X105          4712             178650 SH
PERKIN ELMER CORP                      COMMON           714041100          2960              30500 SH
PFIZER INC                             COMMON           717081103         59149             426300 SH
RALSTON PURINA CO                      COM RAL-PUR GP   751277302          3838             143800 SH
RAYTHEON CO                            CL B             755111408          2884              49200 SH
ROBERT HALF INTL INC                   COMMON           770323103         15347             467725 SH
SARA LEE CORP                          COMMON           803111103          4643             187600 SH
SCHLUMBERGER LTD                       COMMON           806857108         82049            1363225 SH
SHARED MED SYS CORP                    COMMON           819486101          3252              58400 SH
STAPLES INC                            COMMON           855030102        169754            5163624 SH


                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 3/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number         (x$1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
SUN MICROSYSTEMS INC                   COMMON           866810104         48881             390850 SH
SYSCO CORP                             COMMON           871829107         36124            1372900 SH
TELLABS INC                            COMMON           879664100         51243             524225 SH
TEXAS INSTRS INC                       COMMON           882508104          4992              50300 SH
WACHOVIA CORP                          COMMON           929771103         67008             825350 SH
WARNER LAMBERT CO                      COMMON           934488107         57487             867725 SH
XEROX CORP                             COMMON           984121103          5103              95600 SH
YAHOO INC                              COMMON           984332106          4007              23800 SH
ZIONS BANCORPORATION                   COMMON           989701107         54109             813675 SH
                                                                      ---------
                                                                      2,823,539
